Share Capital	3 Months Ended
Mar. 31, 2022
Equity [Abstract]
Stockholders' Equity Note Disclosure [Text Block]	Share Capital
In March 2022, in connection with the Merger Agreement, the Company issued into escrow 850,000 common shares with a fair value of $1.2 million, to be released to Gryphon if the merger transaction is not consummated. On April 4, 2022, the Merger Agreement was terminated by the Company and triggered the shares to be released to Gryphon.
In December 2021, the Company entered into a consulting agreement with PGP Capital Advisors. (“PGP”) which was amended on February 7, 2022, to provide financial advisory services (as amended, the “PGP Consulting Agreement”). As compensation for PGP’s services to be provided pursuant to the PGP Consulting Agreement, on February 7, 2022, the Company issued to PGP (i) 100,000 common shares, (ii) 100,000 warrants to purchase up to 100,000 common shares at an exercise price of $4.00 per share, (iii) 100,000 warrants to purchase up to 100,000 common shares at an exercise price of $5.00 per share, and (iv) 100,000 warrants to purchase up to 100,000 common shares at an exercise price of $6.00 per share. The warrants are immediately exercisable and expire five years from the issuance date. The common shares and warrants issued to PCP had, in the aggregate, a fair value of $0.7 million.
The Company has an unlimited authorized number of common shares at no par value. At March 31, 2022, the Company had the following outstanding warrants to purchase common shares:

Date issued	Contractual life (years)	Exercise price	Number outstanding	Expiration
August 2017	5	$42.00	37,500	August 11, 2022
August 2017	5	$42.00	11,876	August 16, 2022
August 2017	5	$42.00	25,625	August 22, 2022
April 2018	5	$5.60	111,563	April 17, 2023
March 2020	3	$0.60	31,000	March 23, 2023
July 2021	3	$4.00	2,000,000	December 22, 2024
August 2021	3	$6.50	2,595,488	August 25, 2024
August 2021	3	$7.50	2,595,488	August 25, 2024
September 2021	5	$9.50	11,299,999	September 8, 2026
October 2021	3	$6.00	850,000	October 1, 2024
February 2022	5	$4.00	100,000	February 7, 2027
February 2022	5	$5.00	100,000	February 7, 2027
February 2022	5	$6.00	100,000	February 7, 2027
			19,858,539